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[ING LOGO]

AMERICAS

US Legal Services

ANN H. BIERUT
PARALEGAL
(860) 273-0241
FAX: (860) 273-9407
BIERUTAH@ING-AFS.COM

May 2, 2002

Securities and Exchange Commission
450 Fifth Street, N.W.
Washington, DC  20549

Attention:  Filing Desk

RE: ING LIFE INSURANCE AND ANNUITY COMPANY AND ITS VARIABLE ANNUITY ACCOUNT C POST-EFFECTIVE AMENDMENT NO. 15 TO REGISTRATION STATEMENT ON FORM N-4 PROSPECTUS TITLE: GROUP 403(b), 401 AND HR 10 PLANS - VARIABLE
          ANNUITY CONTRACTS
       FILE NOS.:  33-75974  AND 811-2513

Ladies and Gentlemen:

Pursuant to Rule 497(j) under the Securities Act of 1933 (the "33 Act"), this is to certify that the Prospectus and Statement of Additional Information contained in Post-Effective Amendment No. 15 to the Registration Statement on Form N-4 for Variable Annuity Account C of Aetna Life Insurance and Annuity Company that would have been filed pursuant to Rule 497(c) under the 33 Act would not have differed from that contained in Post-Effective Amendment No. 15 which was declared effective on May 1, 2002. The text of Post-Effective Amendment No. 15 was filed electronically on April 12, 2002.

If you have any questions regarding this submission, please call the undersigned at 860-273-0241

Sincerely,

/s/ Ann H. Bierut

Ann H. Bierut


Hartford Site                            ING North America Insurance Corporation
151 Farmington Avenue, TS31
Hartford, CT 06156-8975